COHEN & STEERS PREFERRED SECURITIES AND INCOME SMA SHARES, INC.

SCHEDULE OF INVESTMENTS

July 31, 2020 (Unaudited)

		Shares	Value
EXCHANGE-TRADED FUNDS—PREFERRED FUNDS	0.3%
iShares Preferred & Income Securities ETF		23,277	$842,162

TOTAL EXCHANGE-TRADED FUNDS (Identified cost—$806,278)			842,162

PREFERRED SECURITIES—$25 PAR VALUE	9.9%
BANKS	3.4%
Citigroup, Inc., 6.875% to 11/15/23, Series K(a),(b)		20,486	573,608
Dime Community Bancshares, Inc., 5.50%, Series A(a)		58,597	1,183,659
Goldman Sachs Group, Inc./The, 4.00% (3 Month US LIBOR + 0.67%), Series D (FRN)(a),(c)		37,614	863,618
Synovus Financial Corp., 5.875% to 7/1/24, Series E(a),(b)		10,810	263,115
Truist Financial Corp., 4.75%, Series R(a)		132,600	3,350,139
Wells Fargo & Co., 6.625% to 3/15/24, Series R(a),(b)		7,872	210,891
Wells Fargo & Co., 4.75%, Series Z(a)		71,570	1,746,308

			8,191,338

ELECTRIC—REGULATED ELECTRIC	0.6%
CMS Energy Corp., 5.875%, due 3/1/79		8,686	239,560
Southern Co./The, 4.95%, due 1/30/80, Series 2020		50,843	1,332,087

			1,571,647

FINANCIAL	1.6%
DIVERSIFIED FINANCIAL SERVICES	0.8%
Apollo Global Management, Inc., 6.375%, Series B(a)		9,575	263,600
Oaktree Capital Group LLC, 6.625%, Series A(a)		13,336	361,672
Synchrony Financial, 5.625%, Series A(a)		55,838	1,346,812

			1,972,084

INVESTMENT BANKER/BROKER	0.8%
Morgan Stanley, 6.375% to 10/15/24, Series I(a),(b)		44,256	1,249,790
Morgan Stanley, 5.85% to 4/15/27, Series K(a),(b)		24,143	690,731

			1,940,521

TOTAL FINANCIAL			3,912,605

INDUSTRIALS—CHEMICALS	0.4%
CHS, Inc., 7.50%, Series 4(a)		34,779	948,423

INSURANCE	0.6%
LIFE/HEALTH INSURANCE	0.4%
Athene Holding Ltd., 6.35% to 6/30/29, Series A(a),(b)		32,775	854,116
Athene Holding Ltd., 6.375% to 6/30/25, Series C(a),(b)		1,761	46,121

			900,237

		Shares	Value
MULTI-LINE	0.0%
American International Group, Inc., 5.85%, Series A(a)		1,111	$30,597

REINSURANCE	0.2%
Reinsurance Group of America, Inc., 5.75% to 6/15/26, due 6/15/56(b)		19,905	545,397

TOTAL INSURANCE			1,476,231

PIPELINES	1.6%
Energy Transfer Operating LP, 7.625% to 8/15/23, Series D(a),(b)		141,371	2,605,468
Energy Transfer Operating LP, 7.60% to 5/15/24, Series E(a),(b)		65,607	1,247,845

			3,853,313

REAL ESTATE—OFFICE	0.6%
Brookfield Property Partners LP, 5.75%, Series A(a)		59,758	1,075,644
Brookfield Property Partners LP, 6.50%, Series A-1(a)		23,690	474,985

			1,550,629

UTILITIES	1.1%
NiSource, Inc., 6.50% to 3/15/24, Series B(a),(b)		27,425	752,816
SCE Trust V, 5.45% to 3/15/26, Series K(a),(b)		29,147	653,476
South Jersey Industries, Inc., 5.625%, due 9/16/79		48,866	1,262,697

			2,668,989

TOTAL PREFERRED SECURITIES—$25 PAR VALUE (Identified cost—$25,391,327)			24,173,175

		Principal Amount
PREFERRED SECURITIES—CAPITAL SECURITIES	87.1%
BANKS	25.8%
Bank of America Corp., 5.875% to 3/15/28, Series FF(a),(b)		$3,207,000	3,422,366
Bank of America Corp., 6.10% to 3/17/25, Series AA(a),(b)		2,126,000	2,334,763
Bank of America Corp., 6.25% to 9/5/24, Series X(a),(b)		1,979,000	2,151,384
Bank of America Corp., 6.50% to 10/23/24, Series Z(a),(b)		1,573,000	1,761,323
Bank of New York Mellon Corp./The, 4.70% to 9/20/25, Series G(a),(b)		1,089,000	1,181,870
Citigroup, Inc., 5.00% to 9/12/24, Series U(a),(b)		274,000	275,239

		Principal Amount		Value
Citigroup, Inc., 5.90% to 2/15/23(a),(b)		$395,000		$415,149
Citigroup, Inc., 5.95% to 5/15/25, Series P(a),(b)		2,574,000		2,753,134
Citigroup, Inc., 6.25% to 8/15/26, Series T(a),(b)		3,625,000		4,017,714
Citizens Financial Group, Inc., 5.65% to 10/6/25, Series F(a),(b)		1,221,000		1,297,313
Comerica, Inc., 5.625% to 7/1/25(a),(b)		1,527,000		1,634,348
Corestates Capital III, 0.962% (3 Month US LIBOR + 0.57%), due 2/15/27, 144A (TruPS) (FRN)(c),(d)		1,055,000		948,866
Dresdner Funding Trust I, 8.151%, due 6/30/31, 144A(d)		2,000,000		2,819,472
Farm Credit Bank of Texas, 5.70% to 9/15/25, Series 4, 144A(a),(b),(d),(e)		2,575,000		2,715,275
First Horizon Bank, 3.75% (3 Month US LIBOR + 0.85%), 144A (FRN)(a),(c),(d)		3,500	†	2,415,000
First Horizon Bank, 5.75%, due 5/1/30, Series BKNT		1,000,000		1,112,105
Goldman Sachs Capital II, 4.00% (3 Month US LIBOR + 0.768%)(a),(c)		1,200,000		1,092,906
Goldman Sachs Group, Inc./The, 5.30% to 11/10/26, Series O(a),(b)		350,000		373,848
Goldman Sachs Group, Inc./The, 5.50% to 8/10/24, Series Q(a),(b)		515,000		553,481
Huntington Bancshares, Inc., 5.625% to 7/15/30, Series F(a),(b)		2,250,000		2,489,017
Huntington Bancshares, Inc., 5.70% to 4/15/23, Series E(a),(b)		630,000		586,188
JPMorgan Chase & Co., 5.00% to 8/1/24, Series FF(a),(b)		1,430,000		1,440,227
JPMorgan Chase & Co., 6.10% to 10/1/24, Series X(a),(b)		1,435,000		1,513,484
JPMorgan Chase & Co., 6.125% to 4/30/2024, Series U(a),(b)		174,000		184,593
JPMorgan Chase & Co., 6.75% to 2/1/24, Series S(a),(b)		2,473,000		2,741,759
Regions Financial Corp., 5.75% to 6/15/25, Series D(a),(b)		973,000		1,038,678
Truist Financial Corp., 4.80% to 9/01/24, Series N(a),(b)		1,645,000		1,659,908
Truist Financial Corp., 4.95% to 9/1/25, Series P(a),(b)		3,882,000		4,153,740
Truist Financial Corp., 5.10% to 3/1/30, Series Q(a),(b)		5,230,000		5,687,625
Truist Financial Corp., 5.125% to 12/15/27, Series M(a),(b)		1,418,000		1,402,585
Wells Fargo & Co., 5.95%, due 12/15/36		1,805,000		2,293,802
Wells Fargo & Co., 7.95%, due 11/15/29 Series B		23,000		30,797
Wells Fargo & Co., 5.875% to 6/15/25, Series U(a),(b)		1,300,000		1,407,847
Wells Fargo & Co., 5.90% to 6/15/24, Series S(a),(b)		455,000		463,746
Wells Fargo & Co., 7.50%, Series L(a)		1,969	†	2,661,103

				63,030,655

BANKS—FOREIGN	29.4%
Banco Bilbao Vizcaya Argentaria SA, 6.50% to 3/5/25, Series 9 (Spain)(a),(b),(f)		1,200,000		1,148,829
Banco BPM SpA, 6.125% to 1/21/25 (Italy)(a),(b),(f),(g)		1,000,000		993,896
Banco de Sabadell SA, 6.50% to 5/18/22 (Spain)(a),(b),(f),(g)		400,000		386,292

	Principal Amount	Value
Banco Santander SA, 7.50% to 2/8/24 (Spain)(a),(b),(f),(g)	$1,000,000	$1,034,876
Bank of China Hong Kong Ltd., 5.90% to 9/14/23, 144A (Hong Kong)(a),(b),(d)	400,000	429,693
Bank of Ireland Group PLC, 7.50% to 5/19/25 (Ireland)(a),(b),(f),(g)	1,600,000	2,005,155
Bank of Nova Scotia/The, 4.90% to 6/4/25 (Canada)(a),(b)	900,000	926,874
Barclays PLC, 7.875% to 3/15/22 (United Kingdom)(a),(b),(f),(g)	1,600,000	1,646,528
Barclays PLC, 8.00% to 6/15/24 (United Kingdom)(a),(b),(f)	1,000,000	1,059,279
BNP Paribas SA, 6.625% to 3/25/24, 144A (France)(a),(b),(d),(f)	2,600,000	2,704,000
BNP Paribas SA, 6.75% to 3/14/22, 144A (France)(a),(b),(d),(f)	800,000	817,248
BNP Paribas SA, 7.00% to 8/16/28, 144A (France)(a),(b),(d),(f)	600,000	668,739
BNP Paribas SA, 7.195% to 6/25/37, 144A (France)(a),(b),(d)	400,000	434,935
BNP Paribas SA, 7.375% to 8/19/25, 144A (France)(a),(b),(d),(f)	1,200,000	1,334,334
BNP Paribas SA, 7.625% to 3/30/21, 144A (France)(a),(b),(d),(f)	600,000	614,025
Commerzbank AG, 6.125% to 10/9/25 (Germany)(a),(b),(f),(g)	2,400,000	2,685,357
Credit Agricole SA, 6.875% to 9/23/24, 144A (France)(a),(b),(d),(f)	2,000,000	2,111,390
Credit Agricole SA, 7.875% to 1/23/24, 144A (France)(a),(b),(d),(f)	1,400,000	1,541,624
Credit Agricole SA, 8.125% to 12/23/25, 144A (France)(a),(b),(d),(f)	1,200,000	1,403,689
Credit Suisse Group AG, 6.375% to 8/21/26, 144A (Switzerland)(a),(b),(d),(f)	1,400,000	1,475,551
Credit Suisse Group AG, 7.125% to 7/29/22 (Switzerland)(a),(b),(f),(g)	1,000,000	1,041,740
Credit Suisse Group AG, 7.25% to 9/12/25, 144A (Switzerland)(a),(b),(d),(f)	2,200,000	2,341,779
Credit Suisse Group AG, 7.50% to 12/11/23, 144A (Switzerland)(a),(b),(d),(f)	1,400,000	1,540,875
Credit Suisse Group AG, 7.50% to 7/17/23, 144A (Switzerland)(a),(b),(d),(f)	2,800,000	2,954,658
DNB Bank ASA, 6.50% to 3/26/22 (Norway)(a),(b),(f),(g)	600,000	621,890
HSBC Holdings PLC, 6.375% to 3/30/25 (United Kingdom)(a),(b),(f)	800,000	802,815
HSBC Holdings PLC, 6.50% to 3/23/28 (United Kingdom)(a),(b),(f)	800,000	808,652
HSBC Holdings PLC, 6.875% to 6/1/21 (United Kingdom)(a),(b),(f)	1,000,000	1,019,637
ING Groep N.V., 5.75% to 11/16/26 (Netherlands)(a),(b),(f)	800,000	820,332
ING Groep N.V., 6.50% to 4/16/25 (Netherlands)(a),(b),(f)	800,000	834,440
ING Groep N.V., 6.875% to 4/16/22 (Netherlands)(a),(b),(f),(g)	800,000	839,542
Intesa Sanpaolo SpA, 6.25% to 5/16/2024 (Italy)(a),(b),(f),(g)	800,000	957,601
Intesa Sanpaolo SpA, 7.70% to 9/17/25, 144A (Italy)(a),(b),(d),(f)	800,000	822,345
Lloyds Banking Group PLC, 7.50% to 6/27/24 (United Kingdom)(a),(b),(f)	1,200,000	1,268,664

	Principal Amount	Value
Lloyds Banking Group PLC, 7.50% to 9/27/25 (United Kingdom)(a),(b),(f)	$400,000	$423,681
Nationwide Building Society, 5.75% to 6/20/27 (United Kingdom)(a),(b),(f),(g)	800,000	1,066,835
Nationwide Building Society, 10.25% (United Kingdom)(a),(g)	315,000	659,736
Natwest Group PLC, 7.648% to 9/30/31 (United Kingdom)(a),(b)	2,435,000	3,640,861
Natwest Group PLC, 8.00% to 8/10/25 (United Kingdom)(a),(b),(f)	800,000	903,776
Natwest Group PLC, 8.625% to 8/15/21 (United Kingdom)(a),(b),(f)	1,800,000	1,884,618
Nordea Bank Abp, 6.625% to 3/26/26, 144A (Finland)(a),(b),(d),(f)	400,000	433,834
Raiffeisen Bank International AG, 6.00% to 6/15/26 (Austria)(a),(b),(f),(g)	1,600,000	1,819,415
Royal Bank of Canada, 4.50% to 10/24/25, due 11/24/80, Series 1 (Canada)(b)	2,600,000	1,976,967
Societe Generale SA, 6.75% to 4/6/28, 144A (France)(a),(b),(d),(f)	1,600,000	1,608,312
Societe Generale SA, 7.375% to 9/13/21, 144A (France)(a),(b),(d),(f)	1,000,000	1,024,100
Societe Generale SA, 7.875% to 12/18/23, 144A (France)(a),(b),(d),(f)	2,000,000	2,128,890
Societe Generale SA, 8.00% to 9/29/25, 144A (France)(a),(b),(d),(f)	400,000	449,192
Standard Chartered PLC, 6.00% to 7/26/25, 144A (United Kingdom)(a),(b),(d),(f)	200,000	203,138
Standard Chartered PLC, 7.50% to 4/2/22, 144A (United Kingdom)(a),(b),(d),(f)	800,000	831,356
Standard Chartered PLC, 7.75% to 4/2/23, 144A (United Kingdom)(a),(b),(d),(f)	400,000	422,196
Stichting AK Rabobank Certificaten, 6.50% (Netherlands)(a),(g)	1,740,000	2,253,698
Svenska Handelsbanken AB, 6.25% to 3/1/24, Series EMTN (Sweden)(a),(b),(f),(g)	600,000	645,750
UBS Group AG, 6.875% to 8/7/25 (Switzerland)(a),(b),(f),(g)	2,200,000	2,376,009
UBS Group AG, 7.00% to 1/31/24, 144A (Switzerland)(a),(b),(d),(f)	2,800,000	2,973,054
UBS Group AG, 7.00% to 2/19/25 (Switzerland)(a),(b),(f),(g)	400,000	448,000
UBS Group AG, 7.125% to 8/10/21 (Switzerland)(a),(b),(f),(g)	200,000	207,091
UniCredit SpA, 5.459% to 6/30/30, due 6/30/35, 144A (Italy)(b),(d)	800,000	824,004
UniCredit SpA, 7.50% to 6/3/26 (Italy)(a),(b),(f),(g)	600,000	753,296

		72,055,093

		Principal Amount	Value
ELECTRIC	1.1%
CMS Energy Corp., 4.75% to 3/1/30, due 6/1/50(b)		$1,992,000	$2,131,145
Duke Energy Corp., 4.875% to 9/16/24(a),(b)		500,000	516,921

			2,648,066

ELECTRIC—FOREIGN	0.8%
Electricite de France SA, 4.00% to 7/4/24 (France)(a),(b),(g)		200,000	247,063
Electricite de France SA, 5.00% to 1/22/26, Series EMTN (France)(a),(b),(g)		500,000	649,453
Electricite de France SA, 5.25% to 1/29/23, 144A (France)(a),(b),(d)		600,000	624,294
Electricite de France SA, 5.375% to 1/29/25, Series EMTN (France)(a),(b),(g)		300,000	390,473

			1,911,283

FINANCIAL	3.0%
BANKS	0.5%
Fifth Third Bancorp, 4.50% to 9/30/25, Series L(a),(b)		1,075,000	1,096,500

CREDIT CARD	0.3%
Discover Financial Services, 6.125% to 6/23/25, Series D(a),(b)		670,000	713,751

DIVERSIFIED FINANCIAL SERVICES	0.2%
Apollo Management Holdings LP, 4.95% to 12/17/24, due 1/14/50, 144A(b),(d)		450,000	416,973

INVESTMENT BANKER/BROKER	2.0%
Charles Schwab Corp./The, 5.375% to 6/1/25, Series G(a),(b)		3,727,000	4,090,382
Morgan Stanley, 4.085% to 10/15/20, Series J(a),(b),(c)		932,000	912,887

			5,003,269

TOTAL FINANCIAL			7,230,493

INSURANCE	13.7%
LIFE/HEALTH INSURANCE	4.3%
MetLife Capital Trust IV, 7.875%, due 12/15/37, 144A (TruPS)(d)		900,000	1,216,228
MetLife, Inc., 3.888% to 9/8/20, Series C(a),(b),(c)		700,000	677,687
MetLife, Inc., 5.875% to 3/15/28, Series D(a),(b)		110,000	120,698
MetLife, Inc., 6.40%, due 12/15/36		1,500,000	1,863,076
MetLife, Inc., 9.25%, due 4/8/38, 144A(d)		600,000	891,819
MetLife, Inc., 10.75%, due 8/1/39		905,000	1,488,321
Provident Financing Trust I, 7.405%, due 3/15/38		145,000	163,504
Prudential Financial, Inc., 5.625% to 6/15/23, due 6/15/43(b)		1,400,000	1,518,482

		Principal Amount	Value
Prudential Financial, Inc., 5.875% to 9/15/22, due 9/15/42(b)		$1,000,000	$1,073,300
SBL Holdings, Inc., 7.00% to 5/13/25, 144A(a),(b),(d)		940,000	788,425
Voya Financial, Inc., 5.65% to 5/15/23, due 5/15/53(b)		760,000	790,974

			10,592,514

LIFE/HEALTH INSURANCE—FOREIGN	2.8%
Achmea BV, 4.625% to 3/24/29 (Netherlands)(a),(b),(f),(g)		1,400,000	1,599,327
Aegon NV, 5.625% to 4/15/29 (Netherlands)(a),(b),(f),(g)		400,000	509,464
Dai-ichi Life Insurance Co., Ltd./The, 5.10% to 10/28/24, 144A (Japan)(a),(b),(d)		200,000	224,639
Dai-ichi Life Insurance Co., Ltd./The, 7.25% to 7/25/21, 144A (Japan)(a),(b),(d)		650,000	685,386
Fukoku Mutual Life Insurance Co., 5.00% to 7/28/25 (Japan)(a),(b),(g)		600,000	661,500
La Mondiale SAM, 5.875% to 1/26/27, due 1/26/47 (France)(b),(g)		690,000	758,831
M&G PLC, 5.625% to 10/20/31, due 10/20/51 (GBP) (United Kingdom)(b),(g)		700,000	1,053,096
Meiji Yasuda Life Insurance Co., 5.20% to 10/20/25, due 10/20/45, 144A (Japan)(b),(d)		400,000	456,369
Nippon Life Insurance Co., 5.10% to 10/16/24, due 10/16/44, 144A (Japan)(b),(d)		400,000	453,299
Phoenix Group Holdings PLC, 5.625% to 1/29/25 (United Kingdom)(a),(b),(f),(g)		400,000	395,155

			6,797,066

MULTI-LINE	1.9%
American International Group, Inc., 5.75% to 4/1/28, due 4/1/48, Series A-9(b)		685,000	752,177
American International Group, Inc., 8.175% to 5/15/38, due 5/15/58(b)		2,630,000	3,639,024
Hartford Financial Services Group, Inc./The, 2.517% (3 Month US LIBOR + 2.125%), due 2/12/47, 144A, Series ICON (FRN)(c),(d)		500,000	400,873

			4,792,074

MULTI-LINE—FOREIGN	1.1%
AXA SA, 6.379% to 12/14/36, 144A (France)(a),(b),(d)		1,300,000	1,727,225
AXA SA, 8.60%, due 12/15/30 (France)		375,000	559,175
Beazley Insurance DAC, 5.50%, due 9/10/29 (United Kingdom)(g)		300,000	317,625

			2,604,025

		Principal Amount	Value
PROPERTY CASUALTY	1.2%
Assurant, Inc., 7.00% to 3/27/28, due 3/27/48(b)		$230,000	$240,705
Liberty Mutual Group, Inc., 3.625% to 5/23/24, due 5/23/59, 144A(b),(d)		800,000	931,834
Liberty Mutual Group, Inc., 7.80%, due 3/15/37, 144A(d)		250,000	301,016
Markel Corp., 6.00% to 6/1/25(a),(b)		1,460,000	1,538,475

			3,012,030

PROPERTY CASUALTY—FOREIGN	2.0%
Mitsui Sumitomo Insurance Co., Ltd., 4.95% to 3/6/29, 144A (Japan)(a),(b),(d)		400,000	472,526
QBE Insurance Group Ltd., 5.875% to 5/12/25, 144A (Australia)(a),(b),(d)		1,800,000	1,890,000
QBE Insurance Group Ltd., 5.875% to 6/17/26, due 6/17/46, Series EMTN (Australia)(b),(g)		200,000	215,761
QBE Insurance Group Ltd., 6.75% to 12/2/24, due 12/2/44 (Australia)(b),(g)		200,000	221,401
Swiss Re Finance Luxembourg SA, 5.00% to 4/2/29, due 4/2/49, 144A (Switzerland)(b),(d)		1,000,000	1,133,682
VIVAT NV, 6.25% to 11/16/22 (Netherlands)(a),(b),(g)		1,000,000	1,005,000

			4,938,370

REINSURANCE	0.4%
AXIS Specialty Finance LLC, 4.90% to 1/15/30, due 1/15/40(b)		950,000	892,513

TOTAL INSURANCE			33,628,592

INTEGRATED TELECOMMUNICATIONS SERVICES—FOREIGN	1.2%
Vodafone Group PLC, 7.00% to 1/4/29, due 4/4/79 (United Kingdom)(b)		2,360,000	2,839,422

MATERIAL—METALS & MINING—FOREIGN	0.6%
BHP Billiton Finance USA Ltd., 6.75% to 10/20/25, due 10/19/75, 144A (Australia)(b),(d)		1,300,000	1,537,322

PIPELINES	0.1%
Energy Transfer Operating LP, 7.125% to 5/15/30, Series G(a),(b)		304,000	253,080

PIPELINES—FOREIGN	4.4%
Enbridge, Inc., 5.75% to 4/15/30, due 7/15/80, Series 20-A (Canada)(b)		2,890,000	2,951,172
Enbridge, Inc., 6.00% to 1/15/27, due 1/15/77, Series 16-A (Canada)(b)		1,462,000	1,449,053

		Principal Amount	Value
Enbridge, Inc., 6.25% to 3/1/28, due 3/1/78 (Canada)(b)		$1,913,000	$1,897,208
Transcanada Trust, 5.50% to 9/15/29, due 9/15/79 (Canada)(b)		3,555,000	3,721,961
Transcanada Trust, 5.875% to 8/15/26, due 8/15/76, Series 16-A (Canada)(b)		720,000	775,586

			10,794,980

UTILITIES	7.0%
ELECTRIC UTILITIES	2.8%
NextEra Energy Capital Holdings, Inc., 5.65% to 5/1/29, due 5/1/79(b)		1,809,000	2,060,976
Sempra Energy, 4.875% to 10/15/25(a),(b)		4,580,000	4,753,124

			6,814,100

ELECTRIC UTILITIES—FOREIGN	4.2%
BP Capital Markets PLC, 4.875% to 3/22/30 (United Kingdom)(a),(b)		3,430,000	3,687,250
Emera, Inc., 6.75% to 6/15/26, due 6/15/76, Series 16-A (Canada)(b)		4,599,000	5,119,814
Enel SpA, 8.75% to 9/24/23, due 9/24/73, 144A (Italy)(b),(d)		1,331,000	1,548,286

			10,355,350

TOTAL UTILITIES			17,169,450

TOTAL PREFERRED SECURITIES—CAPITAL SECURITIES (Identified cost—$207,639,555)			213,098,436

CORPORATE BONDS	1.2%
INDUSTRIALS	0.8%
General Electric Co., 4.25%, due 5/1/40		1,000,000	1,025,894
General Electric Co., 5.875%, due 1/14/38, Series MTN		847,000	1,005,008

			2,030,902

INSURANCE—LIFE/HEALTH INSURANCE	0.4%
Brighthouse Financial, Inc., 4.70%, due 6/22/47		925,000	919,144

TOTAL CORPORATE BONDS (Identified cost—$2,681,836)			2,950,046

		Shares	Value
SHORT-TERM INVESTMENTS	1.7%
MONEY MARKET FUNDS
State Street Institutional Treasury Money Market Fund, Premier Class, 0.08%(h)		4,195,705	$4,195,705

TOTAL SHORT-TERM INVESTMENTS (Identified cost—$4,195,705)			4,195,705

TOTAL INVESTMENTS IN SECURITIES (Identified cost—$240,714,701)	100.2%		245,259,524
LIABILITIES IN EXCESS OF OTHER ASSETS	(0.2)		(544,284)

NET ASSETS	100.0%		$244,715,240

Forward Foreign Currency Exchange Contracts

Counterparty	Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
Brown Brothers Harriman	EUR	267,299	USD	305,939	8/4/20	$(8,926)
Brown Brothers Harriman	EUR	561,138	USD	650,383	8/4/20	(10,610)
Brown Brothers Harriman	EUR	1,701,173	USD	1,977,612	8/4/20	(26,286)
Brown Brothers Harriman	EUR	11,982,039	USD	13,475,420	8/4/20	(638,830)
Brown Brothers Harriman	GBP	3,145,508	USD	3,891,748	8/4/20	(225,721)
Brown Brothers Harriman	USD	392,728	EUR	348,473	8/4/20	17,756
Brown Brothers Harriman	USD	16,734,925	EUR	14,163,176	8/4/20	(51,403)
Brown Brothers Harriman	USD	621,637	GBP	492,490	8/4/20	23,032
Brown Brothers Harriman	USD	418,807	GBP	333,763	8/4/20	18,089
Brown Brothers Harriman	USD	239,372	GBP	189,087	8/4/20	8,143
Brown Brothers Harriman	USD	2,796,868	GBP	2,130,168	8/4/20	(8,478)
Brown Brothers Harriman	CAD	2,630,550	USD	1,967,318	8/5/20	3,409
Brown Brothers Harriman	USD	1,964,959	CAD	2,630,550	8/5/20	(1,050)
Brown Brothers Harriman	CAD	2,636,813	USD	1,969,601	9/2/20	897
Brown Brothers Harriman	EUR	13,898,932	USD	16,431,456	9/2/20	49,193
Brown Brothers Harriman	GBP	2,147,117	USD	2,819,336	9/2/20	8,318

						$(842,467)

Note: Percentages indicated are based on the net assets of the Fund.

†	Represents shares.
(a)	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer.
(b)	Security converts to floating rate after the indicated fixed-rate coupon period.
(c)	Variable rate. Rate shown is in effect at July 31, 2020.
(d)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. Aggregate holdings amounted to $56,691,770 which represents 23.2% of the net assets of the Fund, of which 0.0% are illiquid.

(e)	Security value is determined based on significant unobservable inputs (Level 3).
(f)

Contingent Capital security (CoCo). CoCos are debt or preferred securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer. Aggregate holdings amounted to $63,412,271 or 25.9% of the net assets of the Fund.

(g)

Securities exempt from registration under Regulation S of the Securities Act of 1933. These securities are subject to resale restrictions. Aggregate holdings amounted to $30,466,856 which represents 12.4% of the net assets of the Fund, of which 0.0% are illiquid.

(h)	Rate quoted represents the annualized seven-day yield.

Glossary of Portfolio Abbreviations

CAD	Canadian Dollar
EMTN	Euro Medium Term Note
ETF	Exchange-Traded Fund
EUR	Euro Currency
FRN	Floating Rate Note
GBP	Great British Pound
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
TruPS	Trust Preferred Securities
USD	United States Dollar

Country Summary	% of Net Assets
United States	52.0
United Kingdom	10.2
France	8.9
Canada	7.7
Switzerland	6.7
Netherlands	3.2
Italy	2.4
Australia	1.6
Japan	1.2
Germany	1.1
Spain	1.1
Ireland	0.8
Austria	0.7
Other	2.4

100.0

COHEN & STEERS PREFERRED SECURITIES AND INCOME SMA SHARES, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price. Forward foreign currency exchange contracts are valued daily at the prevailing forward exchange rate.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges (including NASDAQ) are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity holdings may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter (OTC) market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment advisor) to be OTC, are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment advisor, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities.

Fixed-income securities are valued on the basis of prices provided by a third-party pricing service or third-party broker dealers when such prices are believed by the investment advisor, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities. The pricing services or broker-dealers use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services or broker-dealers may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services or broker-dealers also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features which are then used to calculate the fair values.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at net asset value (NAV).

The policies and procedures approved by the Fund’s Board of Directors delegate authority to make fair value determinations to the investment advisor, subject to the oversight of the Board of Directors. The investment advisor has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

COHEN & STEERS PREFERRED SECURITIES AND INCOME SMA SHARES, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

Securities for which market prices are unavailable, or securities for which the investment advisor determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The Fund’s use of fair value pricing may cause the NAV of Fund shares to differ from the NAV that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability. The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•	Level 1 — quoted prices in active markets for identical investments
•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments may or may not be an indication of the risk associated with those investments. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the inputs used as of July 31, 2020 in valuing the Fund’s investments carried at value:

	Total	Quoted Prices in Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Exchange-Traded Funds	$842,162	$842,162	$—	$—
Preferred Securities—$25 Par Value	24,173,175	24,173,175
Preferred Securities—Capital Securities:
Banks	63,030,655	2,661,103	57,654,277	2,715,275
Other Industries	150,067,781	—	150,067,781	—
Corporate Bonds	2,950,046	—	2,950,046	—
Short-Term Investments	4,195,705	—	4,195,705	—

Total Investments in Securities(a)	$245,259,524	27,676,440	$214,867,809	$2,715,275	(b)

Forward Foreign Currency Exchange Contracts	$128,837	$—	$128,837	$—

Total Derivative Assets(a)	$128,837	$—	$128,837	$—

Forward Foreign Currency Exchange Contracts	$(971,304)	$—	$(971,304)	$—

Total Derivative Liabilities(a)	$(971,304)	$—	$(971,304)	$—

(a)	Portfolio holdings are disclosed individually on the Schedule of Investments.

COHEN & STEERS PREFERRED SECURITIES AND INCOME SMA SHARES, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

(b)

Level 3 investments are valued by a third-party pricing service. The inputs for these securities are not readily available or cannot be reasonably estimated. A change in the significant unobservable inputs could result in a significantly lower or higher value in such Level 3 investments.

The following is a reconciliation of investments for which significant unobservable inputs (Level 3) were used in determining fair value:

Preferred Securities— Capital Securities— Banks
Balance as of October 31, 2019	$—
Purchase	2,582,219
Accrued discount (premium)	(28)
Change in unrealized appreciation (depreciation)	133,084

Balance as of July 31, 2020	$2,715,275

The change in unrealized appreciation (depreciation) attributable to securities owned on July 31, 2020 which were valued using significant unobservable inputs (Level 3) amounted to $133,084.

Note 2. Derivative Investments

Forward Foreign Currency Exchange Contracts: The Fund enters into forward foreign currency exchange contracts to hedge the currency exposure associated with certain of its non-U.S. dollar denominated securities. A forward foreign currency exchange contract is a commitment between two parties to purchase or sell foreign currency at a set price on a future date. The market value of a forward foreign currency exchange contract fluctuates with changes in foreign currency exchange rates. These contracts are marked to market daily and the change in value is recorded by the Fund as unrealized appreciation and/or depreciation on forward foreign currency exchange contracts. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are included in net realized gain or loss on forward foreign currency exchange contracts. For federal income tax purposes, the Fund has made an election to treat gains and losses from forward foreign currency exchange contracts as capital gains and losses.

COHEN & STEERS PREFERRED SECURITIES AND INCOME SMA SHARES, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

Forward foreign currency exchange contracts involve elements of market risk in excess of the amounts reflected on the Schedule of Investments. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the contract. Risks may also arise upon entering these contracts from the potential inability of the counterparties to meet the terms of their contracts. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

The following summarizes the volume of the Fund’s forward foreign currency exchange contracts activity during the nine months ended July 31, 2020:

Forward Foreign Currency Exchange Contracts
Average Notional Amount	$13,514,025